Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Measurement [Abstract]
Schedule of fair value measurement warrants
		Quote Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
Warrant liabilities at December 31, 2017	$858	-	-	$858
Warrant liabilities at March 31, 2018	$661	-	-	$661

		Quote Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
Warrant liability at December 31, 2016	$3,316	-	-	$3,316
Reclassification of warrants from liabilities to equity per ASU 2017-11	$(2,611)	-	-	$(2,611)
Revised warrant liability at December 31, 2016	$705	-	-	$705
Warrant liability at December 31, 2017	$858	-	-	$858

Schedule of change in level 3 fair value
Warrant liability as of December 31, 2017	$858
New warrant liabilities	-
Decrease in fair value of warrant liability	197
Ending warrant liability as of March 31, 2018	$661

Warrant liability December 31, 2016	$705
New warrant liabilities	-
Increase in fair value of warrant liability	153
Ending warrant liability as of December 31, 2017	$858